Expense Example {- Financial Services Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Financial Services Portfolio - Financial Services Portfolio-Default	Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954